Boston Common ESG Impact International Fund
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Communication Services - 4.5%
Deutsche Telekom AG	385,296	$11,544,671
Singapore Telecommunications Ltd.	1,839,900	4,144,977
		15,689,648

Consumer Discretionary - 11.0%
BYD Co. Ltd. - Class H	127,000	4,319,668
Cie Financiere Richemont SA	31,718	4,798,116
Industria de Diseno Textil SA	168,093	8,610,396
Mercedes-Benz Group AG	65,347	3,643,215
Prosus NV - Class N	162,988	6,474,678
Sony Group Corp.	382,605	8,063,613
Taylor Wimpey PLC	1,525,490	2,321,793
		38,231,479

Consumer Staples - 9.5%
Ajinomoto Co., Inc.	127,300	5,182,492
Beiersdorf AG	40,986	5,277,402
Kerry Group PLC - Class A	65,328	6,300,661
Koninklijke Ahold Delhaize NV	132,525	4,330,848
L'Oreal SA	11,087	3,924,835
Unilever PLC - ADR	140,008	7,938,454
		32,954,692

Financials - 22.6%
AIA Group Ltd.	713,450	5,124,613
AXA SA	194,825	6,933,758
Hannover Rueck SE	25,885	6,482,111
ING Groep NV	415,210	6,507,006
Intesa Sanpaolo SpA	1,332,166	5,343,080
Macquarie Group Ltd.	57,835	7,909,686
Mitsubishi UFJ Financial Group, Inc.	706,200	8,244,677
ORIX Corp.	356,947	7,668,611
Oversea-Chinese Banking Corp. Ltd.	925,865	11,307,660
PT Bank Rakyat Indonesia (Persero) Tbk.	11,011,946	2,779,951
T&D Holdings, Inc.	295,600	5,410,589
Tryg AS	219,020	4,620,079
		78,331,821

Health Care - 14.9%
AstraZeneca PLC	59,553	7,764,461
ConvaTec Group PLC (a)	1,572,207	4,345,725
CSL Ltd.	32,606	5,688,142
Gerresheimer AG	33,193	2,443,626
Hoya Corp.	46,324	5,749,100
Kyowa Kirin Co. Ltd.	214,500	3,225,648
Novartis AG - ADR	86,581	8,425,197
Novo Nordisk AS - Class B	91,523	7,896,772
Roche Holding AG - ADR	171,556	5,983,873
		51,522,544

Industrials - 18.5%
Ashtead Group PLC	78,948	4,884,336
Assa Abloy AB - Class B	191,617	5,659,659
Atlas Copco AB - Class B	349,356	4,720,152
Ferguson Enterprises, Inc.	1	174
Keisei Electric Railway Co. Ltd.	603,600	5,419,926
Kurita Water Industries Ltd.	131,637	4,585,143
Mitsubishi Electric Corp.	301,400	5,089,366
Prysmian SpA	119,646	7,656,917
RELX PLC	119,482	5,413,580
Rexel SA	202,488	5,157,275
Schneider Electric SE	40,217	10,012,274
Vestas Wind Systems AS (b)	166,015	2,277,211
Volvo AB - Class B	130,754	3,177,607
		64,053,620

Information Technology - 11.1%
ASM International NV	5,870	3,393,952
ASML Holding NV	9,434	6,607,906
Keyence Corp.	13,824	5,619,064
Murata Manufacturing Co. Ltd.	265,500	4,212,112
Sage Group PLC	259,009	4,115,238
SAP SE - ADR	29,709	7,314,653
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	19,224	3,796,548
TDK Corp.	272,245	3,506,132
		38,565,605

Materials - 2.0%
DSM-Firmenich AG	39,230	3,965,531
James Hardie Industries PLC (b)	97,357	3,000,617
		6,966,148

Utilities - 3.7%
SSE PLC	383,720	7,691,432
Veolia Environnement SA	175,316	4,918,939
		12,610,371
TOTAL COMMON STOCKS (Cost $270,211,477)		338,925,928

SHORT-TERM INVESTMENTS - 1.9%		Value
Money Market Funds - 1.9%	Shares
First American Treasury Obligations Fund - Class X, 4.40% (c)	6,711,088	6,711,088
TOTAL SHORT-TERM INVESTMENTS (Cost $6,711,088)		6,711,088

TOTAL INVESTMENTS - 99.7% (Cost $276,922,565)		345,637,016
Other Assets in Excess of Liabilities - 0.3%		1,031,352
TOTAL NET ASSETS - 100.0%		$346,668,368
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $4,345,725 or 1.3% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Boston Common ESG Impact International Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$39,933,403	$298,992,525	$–	$338,925,928
Money Market Funds	6,711,088	–	–	6,711,088
Total Investments	$46,644,491	$298,992,525	$–	$345,637,016

Refer to the Schedule of Investments for further disaggregation of investment categories.